Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
HC Advisors Shares | The Commodity Returns Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Commodity Returns Strategy Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Commodity Returns Strategy Portfolio is to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 14.57% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.57%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily in a diversified portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. Securities of companies in commodities-related industries may include common stocks, depositary receipts, preferred securities, rights to subscribe for or purchase any such securities, warrants, convertible securities and other equity and commodity-linked securities issued by such companies. For this purpose, commodities are assets that have tangible properties, such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company’s assets, revenues or net income are derived from, or related to, such activities. The Portfolio will invest more than 25% of its assets in securities issued by companies in commodity-related industries. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio may also use currency forwards in connection with the purchase and sale of securities denominated in foreign currencies and to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in commodity-related investments. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Portfolio may invest in commodity swap, interest rate swap, variance swap and total return swap agreements and the Portfolio maintains liquid assets sufficient to cover the full notional value of any such swap positions. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio.

The Portfolio may invest in equity and fixed income securities and may invest in companies of any market capitalization. Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

		The Portfolio is authorized to operate on a multi-manager basis. This means that the Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily in a diversified portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:
  Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.
  Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.
Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.
  Equity Risks.    Investment in equity securities involves the following risks:
  Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.
  Small/Mid Cap Risk – Small and mid-cap companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.
  Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.
  Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Portfolio acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.
  Commodity-Related Investing Risks.    Investment in commodity-related securities involves the following risks:
  Commodity-Related Securities Risk – The securities of companies in commodity-related industries may underperform the stock market as a whole. The stock prices of such companies may also experience greater price volatility than other types of common stocks. Securities issued by companies in commodity-related industries are sensitive to changes in the supply and demand for, and thus the prices of, commodities. Additionally, the values of securities issued by commodity-related companies may be affected by factors affecting a particular industry or commodity.
  Commodity-Related Investment Risk – Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, interest rate changes or events affecting a particular commodity or industry, such as political instability or conflict, international economic and regulatory developments, embargoes and tariffs, and drought, floods and other weather-related events.
  Industry Concentration Risk – The Portfolio concentrates its investments in commodity-related industries. The focus of the Portfolio on a specific group of related industries my present more risks than if the Portfolio were more broadly diversified over numerous unrelated industries. A downturn in commodity-related industries would have a larger impact on the Portfolio than on an investment company that does not concentrate in such industries. At times, the performance of the Portfolio’s investments in commodity-related industries may lag the performance of other industries or the broader market as a whole.
  Subsidiary Risk – The commodity-related instruments held by the Subsidiaries are subject to the same risks that apply to similar investments if held directly by the Portfolio (see “Commodities Related Investment Risk” above). The Subsidiaries are not registered under the Investment Company Act and are not subject to all of the requirements and protections of that Act. However, the Portfolio wholly owns and controls the Subsidiaries, and the Board of Trustees has responsibility for overseeing the investment activities of the Portfolio, including its investment in the Subsidiaries. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the Subsidiaries and/or the Portfolio.
  Commodity-Related Investment Tax Risk – The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Portfolio from certain commodity-linked derivatives was treated as non-qualifying income, the Portfolio might fail to qualify as a regulated investment company and/or be subject to federal income tax at the Portfolio level. Should the Internal Revenue Service (“IRS”) issue guidance, or Congress enact legislation, that adversely affects the tax treatment of commodity-linked notes or the Subsidiaries, it could, among other consequences, limit the Portfolio’s ability to pursue its investment strategy. For example, in September, 2016, the IRS released guidance stating that it would no longer issue rulings on any matter relating to the treatment of an entity as a Regulated Investment Company (“RIC”) if the matter would require a determination of whether a financial instrument or position is a security under the 1940 Act. To date, the Portfolio has not invested in any commodity-linked notes or other commodity-linked derivatives at the Portfolio level, although it retains the ability to make such investments in the future provided that such investments will not disqualify it for tax treatment as a RIC (or unless the Board determines that such disqualification is in the best interests of shareholders).
  Foreign Investment Risk.    Investment in foreign securities involves the following risks:
  Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.
  Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.
  Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.
  Fixed Income Risk.    Investments in fixed income securities may involve the following risks, depending on the instrument involved:
  Credit Risk – An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these fixed income securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.
  Interest Rate Risk – The value of fixed income securities held in the Portfolio, including U.S. Government securities, may decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. U.S. Government securities can exhibit price movements resulting from changes in interest rates. During low interest rate environments, the risk that interest rates will rise is increased. Such increases may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. These risks are greater when a low interest rate environment has existed for an extended period of time.
  Non-Investment Grade Securities Risk –  Non-investment grade securities are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. Such securities may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.
  Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:
  General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.
  Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.
  Swaps Risks – The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps.
  Derivatives Tax Risk – Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. To the extent that the Portfolio uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Portfolio may not realize the intended benefits. The Portfolio’s use of derivatives may be limited by the requirements for taxation of the Portfolio as a regulated investment company.
  Other Risks
  Liquidity Risk – At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
		There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Commodity Returns Strategy Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on July 6, 2010. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Commodity Returns Strategy Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s HC Advisors Shares yearly performance for each full calendar year since the Portfolio’s HC Advisors Shares inception on July 6, 2010.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Portfolio’s HC Advisors Shares before-tax return for the period from January 1, 2019 through March 31, 2019 (non-annualized) was 12.77%. The Portfolio’s HC Advisors Shares ceased operations in May 2019, therefore performance is shown through the most recently completed calendar quarter ended March 31, 2019.

Best quarter:	3rd Qtr. 2012	9.60%
Worst quarter:	3rd Qtr. 2011	-20.69%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
HC Advisors Shares | The Commodity Returns Strategy Portfolio | HC Advisors Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.56%	[1]
1 Year	rr_ExpenseExampleYear01	$ 57
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	313
10 Years	rr_ExpenseExampleYear10	$ 701
2011	rr_AnnualReturn2011	(15.88%)	[2]
2012	rr_AnnualReturn2012	4.66%	[2]
2013	rr_AnnualReturn2013	(0.40%)	[2]
2014	rr_AnnualReturn2014	(14.71%)	[2]
2015	rr_AnnualReturn2015	(20.57%)	[2]
2016	rr_AnnualReturn2016	25.55%	[2]
2017	rr_AnnualReturn2017	14.49%	[2]
2018	rr_AnnualReturn2018	(14.01%)	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.69%)
One Year	rr_AverageAnnualReturnYear01	(14.01%)
Five Year	rr_AverageAnnualReturnYear05	(3.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2010
HC Advisors Shares | The Commodity Returns Strategy Portfolio | – After Taxes on Distributions | HC Advisors Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(14.67%)
Five Year	rr_AverageAnnualReturnYear05	(4.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.80%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2010
HC Advisors Shares | The Commodity Returns Strategy Portfolio | – After Taxes on Distributions and Sale of Portfolio Shares | HC Advisors Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.87%)
Five Year	rr_AverageAnnualReturnYear05	(2.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2010
HC Advisors Shares | The Commodity Returns Strategy Portfolio | Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(11.25%)
Five Year	rr_AverageAnnualReturnYear05	(8.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2010
HC Advisors Shares | The Commodity Returns Strategy Portfolio | 50% Bloomberg Commodity Index Total Return & 50% MSCI ACWI Commodity Producers Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(10.96%)
Five Year	rr_AverageAnnualReturnYear05	(4.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.42%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2010

[1]	During the Portfolio’s prior fiscal year, HC Advisors Shares were operational only for a portion of the period. Therefore, these amounts have been estimated.
[2]	Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.